Schedule of Future Minimum Payments of Contractual Obligations (Details) - Dec. 31, 2024	USD ($)	SGD ($)
Commitments and Contingencies Disclosure [Abstract]
Bank borrowings, payment due in total		$ 843,529
Bank borrowings, Payment Due in Less than 1 year		710,983
Bank borrowings, Payment Due in 1 - 2 years		132,546
Bank borrowings, Payment Due in 3 - 5 years
Bank borrowings, Payment Due in thereafter
Financing lease, payment due in total	$ 9,230	12,308
Financing lease, Payment Due in Less than 1 year	9,230	12,308
Financing lease, Payment Due in 1 - 2 years
Financing lease, Payment Due in 3 - 5 years
Financing lease, Payment Due in thereafter
Operating lease, payment due in total	540,000	720,000
Operating lease, Payment Due in Less than 1 year	$ 540,000	720,000
Operating lease, Payment Due in 1 - 2 years
Operating lease, Payment Due in 3 - 5 years
Operating lease, Payment Due in thereafter